Business Combinations - Summary of Net Cash Outflow on Acquisition of Subsidiary (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [Line Items]
Less: Cash and cash equivalent acquired			$ (261,238)
Net cash outflow on acquisition of subsidiaries			$ 2,354,938
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in Cash	$ 2,317,201
Less: Cash and cash equivalent acquired	(118,419)
Net cash outflow on acquisition of subsidiaries	2,198,782
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in Cash	725,059			$ 22,112
Less: Cash and cash equivalent acquired	(404,573)	$ (12,338)
Net cash outflow on acquisition of subsidiaries	320,486	9,774
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in Cash	1,713,092			$ 52,245
Less: Cash and cash equivalent acquired	(1,381,103)	(42,120)
Net cash outflow on acquisition of subsidiaries	$ 331,989	$ 10,125